Inventories - Summary of Movement in Inventory Reserve (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of inventories [line items]
Beginning balance	R$ (2,047)	R$ (1,073)	R$ (929)
Increase in inventory reserve	(7,252)	(4,481)	(4,533)
Write-off of inventories against reserve	4,896	3,507	4,389
Ending balance	R$ (4,403)	R$ (2,047)	R$ (1,073)